Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	C Tactical Dynamic Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	C Tactical Dynamic Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “Distribution of Fund Shares” section on page 24 of the Fund’s Prospectus and the “Purchase and Redemption of Fund Shares” section on page 32 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 187.82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.82%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “fund of funds” that invests principally in unaffiliated exchange-traded funds (“ETFs”) that are traded on primary U.S. exchanges.  The Fund utilizes a rules-based, trend-following investment approach to tactically invest its portfolio across four global equity markets.  The Fund seeks to track the total return of four indices by replicating the holdings of each of the four indices listed below.  The Fund plans to allocate 25% of its portfolio to each of these four indices.  Each of these global equity markets is represented by one of the proprietary indices developed by the Advisor and maintained and published by an independent third-party index calculation agent.  Each index is comprised entirely of a number of unaffiliated ETFs (the “C Tactical Indices”).  The four global equity markets and related indices are: 1) U.S. equity market, as represented by the C Tactical U.S. Sector Index, 2) non-U.S. developed market, as represented by the C Tactical Developed Markets Index, 3) emerging markets, as represented by the C Tactical Emerging Markets Index, and 4) natural resource market, as represented by the C Tactical Natural Resources Index.

The Fund seeks to replicate the composition of the four C Tactical Indices, each of which is comprised of approximately 10 – 16 ETFs.  The Fund seeks to maintain an equal weighted exposure to each of the four global equity markets by generally investing approximately 25% of its portfolio in accordance with the composition of each of these four C Tactical Indices.  The Fund’s investment strategy, like the C Tactical Indices, will adjust exposure between the underlying ETFs within each equity market on a monthly basis depending on market conditions.  The Fund increases or decreases investments to the underlying ETFs in each equity market based upon pre-defined moving averages.  A “moving average” is a statistical measurement of the average value of a security’s historical price over a standard time period.  ETFs trading above their moving average as of their assigned measurement date remain in their respective C Tactical Index until the next monthly measurement period for that Index.  ETFs trading below their moving average as of their assigned measurement date are removed from their respective C Tactical Index until the next monthly measurement period for that Index, and replaced with an ETF that invests in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves.  This investment methodology seeks to eliminate exposure to ETFs within each equity market that are demonstrating negative momentum while maintaining exposure to ETFs with positive momentum.  The Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Adjustments to the allocation for each of the four equity markets and their underlying ETFs occur once per month. The C Tactical Developed Markets Index is measured on the first Friday of the month; the C Tactical U.S. Sector, Emerging Markets and Natural Resources Indices adjust on the second, third and fourth Fridays of each month, respectively.  Total exposure across the four global equity markets (as opposed to exposure to ETFs invested in short-term and intermediate-term U.S. Government bonds, investment grade credit securities and/or money market reserves) can range from 0% to 100% depending on the moving average indicators for each ETF.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund cannot guarantee that it will achieve its investment objective.  There is the risk that you could lose money on your investment in the Fund.  The following are the principal risks that could adversely affect the value of your investment in the Fund:

•	Market Risk – The value of ETFs the Fund holds, or the overall stock market, may decline over short or extended periods.

•
Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Advisor’s investment strategies and research, analysis, and determination of portfolio securities, particularly in volatile stock markets.

•
ETF Risk – When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities the ETF holds.  The Fund also will incur brokerage costs when it purchases ETFs.  ETFs may not track their underlying indices.

•
Trend Following Risk – The Fund’s trend following strategy responds to changes that have already begun to occur in the marketplace. While the strategy attempts to position the Fund in a way that will allow it to benefit from trends that continue for extended periods of time, the strategy will also not anticipate trends.  As a result, there is a risk that the Fund will be late in either investing in ETFs that are expected to benefit from improving trends or selling ETFs that are expected to suffer from deteriorating trends. The Fund may therefore not fully participate in profits, nor fully protect against losses, than would be the case if it were able to successfully predict trends. These risks may be magnified because adjustments in the allocations to ETFs in the C Tactical Indices (and therefore the Fund) occur only once per month and only after a trend has been identified. As a result, there may be a lag of up to a month after a trend is recognized before the portfolio can be adjusted.

•
Model Risk – The Fund’s investment strategy is based upon proprietary investment models as well as on information and data supplied by third parties.  When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may result in a decline in the value of your investment.

•
Tracking Error Risk – The Fund’s return may not correlate to the return of the C Tactical Indices due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

•
Sector Risk – Sector-specific ETFs may entail greater volatility than ETFs diversified across sectors since sector-specific ETFs are more susceptible to economic, political, regulatory and other occurrences influencing such sector.

•
Non-U.S. Investment Risk – The Fund may invest in foreign securities through its investment in ETFs.  These investments are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
Emerging Markets Risk – There is a risk that prices of emerging market securities might be more volatile, or be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

•
Commodities Risk – The Fund’s assets will be allocated to ETFs invested in commodities and commodity linked instruments.  Investments in commodities, such as gold, or commodity linked instruments, such as futures contracts, options on futures contracts, options and swaps, will subject the Fund’s portfolio to volatility that may also deviate from the price movements in equity and fixed income securities.  Additionally, investments in companies involved in commodity-related businesses may be subject to greater volatility than companies involved in more traditional businesses.

•
Fixed Income Securities Risks – The Fund’s assets will at times be allocated to ETFs invested in fixed income securities.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the ETFs.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to buy or sell a security at a favorable price or time.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance.  Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Seek diversification through a rules-based investment discipline applied to the global equity markets;

•	Seek a dynamic overlay strategy to complement more static allocations within a diversified portfolio; or

•	Seek exposure to global equity markets through a strategy that seeks to reduce downside risk during negative market climates.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s performance for one year.  The table shows how the Fund’s average annual returns for 1 year and since inception compare with those of broad measures of market performance.  As of the date of this Prospectus, Class A and the Investor Class had not commenced operations.  For that reason, the performance information below is that of the Fund’s Institutional Class.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.t-shares.com or by calling the Fund toll-free at 1-866-205-0523.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, Class A and the Investor Class had not commenced operations.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Blended Index is an equal-weight composite of the MSCI EAFE Index, MSCI Emerging Markets Index, S&P 500 Index, and S&P Global Natural Resources Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-205-0523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.t-shares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 - Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 4.79% for the quarter ended December 31, 2013, and the lowest quarterly return was -1.95% for the quarter ended June 30, 2013.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.95%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2013)
Blended Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.53%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.25%	[1]
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.94%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.60%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.44%
S&P Global Natural Resources Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Global Natural Resources Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%	[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	609
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,026
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,467
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,691
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,089
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,367
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2013	rr_AnnualReturn2013	7.16%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.16%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.90%	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2012	[4]
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.05%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.77%	[4]
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.14%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.06%	[4]

[1]	The Blended Index is an equal-weight composite of the MSCI EAFE Index, MSCI Emerging Markets Index, S&P 500 Index, and S&P Global Natural Resources Index.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Capital Advisors, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), taxes, interest and extraordinary expenses) do not exceed 1.50% of the average daily net assets of the Fund's Class A shares and Investor Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least April 29, 2015, and may only be terminated by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[4]	All classes of the C Tactical Dynamic Fund's shares are invested in the same portfolio of securities. Annual returns for Class A shares and Investor Class shares will differ only to the extent the expenses of the classes differ.